Stockholders' Equity (Deficit) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Nov. 30, 2011	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Issuance of shares to private investors - Shares Issued		222,000	56,000	14,000
Issuance of shares to private investors - Shares Issued				14,000
Conversion of notes payable - Shares Issued		1,080,000	23,000	590,000
Conversion of accounts payable - Shares Issued				3,000
Conversion of notes payable - Shares Issued			300,000
Stock and warrants issued for services (in shares)		190,000	1,000
Total		1,492,000	380,000	621,000	2,493,000
Issuance of shares to private investors - Purchase/Conversion Price		$ 5.11	$ 3.68	$ 5.28
Issuance of shares to private investors - Purchase/Conversion Price				$ 4.32
Conversion of notes payable - Purchase/Conversion Price		$ 2.94	$ 2.24	$ 6.24
Conversion of accounts payable - Purchase/Conversion Price				$ 5.12
Conversion of notes payable - Purchase/Conversion Price			$ 2.88
Shares issued for consulting services - Purchase/Conversion Price		$ 4.76	$ 4.00
Issuance of shares to private investors - Proceeds/Debt Conversion		$ 1,135	$ 207	$ 75
Issuance of shares to private investors - Proceeds/Debt Conversion				65
Conversion of notes payable - Proceeds/Debt Conversion		3,172	66	3,700
Conversion of accounts payable - Proceeds/Debt Conversion				15
Conversion of notes payable - Proceeds/Debt Conversion			866
Shares issued for consulting services - Proceeds/Debt Conversion		905	3
Total		$ 5,212	$ 1,142	$ 3,855	$ 10,209
Warrants Issued	27,667					1,119,329		521,590
Warrants Exercise Price	$ 9.12					$ 0.39
Warrants Outstanding						845,143		494,087
June 2007 Issue One [Member] | Toucan Capital [Member]
Warrants Issued Related Transaction						See Conversion Agreement in Note 2
Warrants Issued						884,420
Warrants Exercise Price						$ 9.60
Warrants Outstanding						564,987
June 2007 Issue Two [Member] | Toucan Capital [Member]
Warrants Issued Related Transaction						See Conversion Agreement in Note 2
Warrants Issued						492,772
Warrants Exercise Price						$ 2.40
Warrants Outstanding						328,514
June 2007 [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction						See Conversion Agreement in Note 2
Warrants Issued						552,033
Warrants Exercise Price						$ 9.60
Warrants Outstanding						552,033
December 2008 [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction						December 2008 Loan warrants
Warrants Issued						8,281
Warrants Exercise Price						$ 0.40
Warrants Outstanding						8,281
September 2009 Issue One [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction						August and December 2008 Loan Conversions
Warrants Issued						32,115
Warrants Exercise Price						$ 6.56
Warrants Outstanding						32,115
September 2009 Issue Two [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction						Consulting services
Warrants Issued						52,648
Warrants Exercise Price						$ 3.20
Warrants Outstanding						52,648
July 2009 [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction						Equity Investment ($650,000)
Warrants Issued						5,416
Warrants Exercise Price						$ 12.00
Warrants Outstanding						5,416
September 2010 [Member]
Warrants Issued Related Transaction						September 28, 2010 $350,000 Loan
Warrants Issued						26,355
Warrants Exercise Price						$ 13.28
Warrants Outstanding						26,355
September 2010 [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction						October $900,000 loan
Warrants Issued						75,000
Warrants Exercise Price						$ 12.00
Warrants Outstanding						75,000
September 2011 [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction						Loan extension
Warrants Issued						56,812
Warrants Exercise Price						$ 12.00
Warrants Outstanding						56,812
December 2011 [Member]
Warrants Issued Related Transaction						Toucan Partners, $100,000 loan
Warrants Issued						15,625
Warrants Exercise Price						$ 6.40
Warrants Outstanding						15,625
December 2011 [Member] | Toucan Partners [Member]
Warrants Issued Related Transaction						December $100,000 loan
Warrants Issued						15,625
Warrants Exercise Price						$ 6.40
Warrants Outstanding						15,625
May 2010 [Member]
Warrants Issued Related Transaction						SDS loan extension
Warrants Issued						31,250
Warrants Exercise Price						$ 8.48
Warrants Outstanding						31,250
January 2010 [Member]
Warrants Issued Related Transaction						Consultant compensation	[1]
Warrants Issued						6,250
Warrants Exercise Price						$ 12.00
Warrants Outstanding						6,250
April 2010 [Member]
Warrants Issued Related Transaction						Private Placement
Warrants Issued						14,583
Warrants Exercise Price						$ 12.00
Warrants Outstanding						11,062
July 2010 Issue One [Member]
Warrants Issued Related Transaction						Regen Med July 2010 $1,750,000 Loan
Warrants Issued						145,833
Warrants Exercise Price						$ 12.00
Warrants Outstanding						121,854
July 2010 Issue Two [Member]
Warrants Issued Related Transaction						Consultant compensation	[2]
Warrants Issued						18,750
Warrants Exercise Price						$ 12.00
Warrants Outstanding						18,750
October 2010 Issue One [Member]
Warrants Issued Related Transaction						Consultant compensation	[3]
Warrants Issued						1,250
Warrants Exercise Price						$ 12.00
Warrants Outstanding						1,250
November 2010 Issue One [Member]
Warrants Issued Related Transaction						Consultant compensation	[4]
Warrants Issued						4,739
Warrants Exercise Price						$ 12.00
Warrants Outstanding						4,739
December 2010 Issue One [Member]
Warrants Issued Related Transaction						December 16, 2010 $100,000 loan
Warrants Issued						8,333
Warrants Exercise Price						$ 12.00
Warrants Outstanding						8,333
December 2010 Issue Two [Member]
Warrants Issued Related Transaction						December SDS loan warrants
Warrants Issued						7,385
Warrants Exercise Price						$ 12.00
Warrants Outstanding						7,385
October 2010 Issue Two [Member]
Warrants Issued Related Transaction						October 1, 2010 $500,000 Loan
Warrants Issued						38,109
Warrants Exercise Price						$ 13.12
Warrants Outstanding						38,109
February 2010 [Member]
Warrants Issued Related Transaction						Consultant compensation	[5]
Warrants Issued						15,625
Warrants Exercise Price						$ 16.00
Warrants Outstanding						15,625
November 2010 Issue Two [Member]
Warrants Issued Related Transaction						Warrant issued for cash
Warrants Issued						203,125
Warrants Exercise Price						$ 24.00
Warrants Outstanding						203,125
February 2011 Issue One [Member]
Warrants Issued Related Transaction						Regen Med November 2010 Loan
Warrants Issued						312
Warrants Exercise Price						$ 2.40
Warrants Outstanding						312
March 2011 Issue One [Member]
Warrants Issued Related Transaction						Regen Med November 2010 Loan
Warrants Issued						300
Warrants Exercise Price						$ 2.40
Warrants Outstanding						300
September 2011 Issue One [Member]
Warrants Issued Related Transaction						Related party loan extension
Warrants Issued						8,493
Warrants Exercise Price						$ 6.24
Warrants Outstanding						8,493
May 2011 Issue One [Member]
Warrants Issued Related Transaction						Warrant coverage for 100,000 loan
Warrants Issued						723
Warrants Exercise Price						$ 6.88
Warrants Outstanding						723
September 2011 Issue Two [Member]
Warrants Issued Related Transaction						Loan Extension for officers and related parties
Warrants Issued						21,187
Warrants Exercise Price						$ 8.00
Warrants Outstanding						21,187
May 2011 Issue Two [Member]
Warrants Issued Related Transaction						Warrant issued in conjunction with Whitebox loans
Warrants Issued						54,824
Warrants Exercise Price						$ 9.12
Warrants Outstanding						54,824
June 2011 Issue One [Member]
Warrants Issued Related Transaction						Warrant issued in conjunction with Whitebox loans
Warrants Issued						279,605
Warrants Exercise Price						$ 9.12
Warrants Outstanding						279,605
November 2011 [Member]
Warrants Issued Related Transaction						Loan Extensions and note payable
Warrants Issued						93,456
Warrants Exercise Price						$ 9.12
Warrants Outstanding						93,456
February 2011 Issue Two [Member]
Warrants Issued Related Transaction						Regen Med November 2010 Loans
Warrants Issued						2,343
Warrants Exercise Price						$ 9.60
Warrants Outstanding						2,343
March 2011 Issue Two [Member]
Warrants Issued Related Transaction						Regen Med November 2010 Loans
Warrants Issued						2,250
Warrants Exercise Price						$ 9.60
Warrants Outstanding						2,250
June 2011 Issue Two [Member]
Warrants Issued Related Transaction						Warrant Coverage of Loans
Warrants Issued						98,913
Warrants Exercise Price						$ 11.04
Warrants Outstanding						98,913
January 2011 Issue One [Member]
Warrants Issued Related Transaction						Consultant compensation	[6]
Warrants Issued						15,625
Warrants Exercise Price						$ 11.52
Warrants Outstanding						15,625
June 2011 Issue Three [Member]
Warrants Issued Related Transaction						Regen Med November 2010 Loan
Warrants Issued						651
Warrants Exercise Price						$ 11.52
Warrants Outstanding						651
January 2011 Issue Two [Member]
Warrants Issued Related Transaction						$50,000, 100% warrant coverage
Warrants Issued						4,166
Warrants Exercise Price						$ 12.00
Warrants Outstanding						4,166
February 2011 Issue Three [Member]
Warrants Issued Related Transaction						Regen Med November 2010 Loans
Warrants Issued						468
Warrants Exercise Price						$ 12.00
Warrants Outstanding						468
March 2011 Issue Three [Member]
Warrants Issued Related Transaction						Regen Med November 2010 Loans
Warrants Issued						450
Warrants Exercise Price						$ 12.00
Warrants Outstanding						450
September 2011 Issue Three [Member]
Warrants Issued Related Transaction						Officer and related party loan extensions
Warrants Issued						216,456
Warrants Exercise Price						$ 12.00
Warrants Outstanding						216,456
January 2011 Issue Three [Member]
Warrants Issued Related Transaction						Private placement
Warrants Issued						29,296
Warrants Exercise Price						$ 12.80
Warrants Outstanding						29,296

[1]	The fair value of the warrants amounting to $72,000 was recognized as general and administrative expense.
[2]	The fair value of the warrants amounting to $203,000 was recognized as general and administrative expense.
[3]	The fair value of the warrants amounting to $14,000 was recognized as general and administrative expense.
[4]	The fair value of the warrants amounting to $48,000 was recognized as general and administrative expense.
[5]	The fair value of the warrants amounting to $169,000 was recognized as general and administrative expense.
[6]	The fair value of the warrants amounting to $156,000 was recognized as general and administrative expense.